RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Additional information (Details) - CAD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments
Fair value gains (losses) on financial instruments, net		$ (17,296)	$ 11,383
Derivatives, net
Disclosure of detailed information about financial instruments
Fair value gains (losses) on financial instruments, net	$ (12,400)	(20,372)	13,809
Foreign Currency Collar Contracts
Disclosure of detailed information about financial instruments
Fair value gains (losses) on financial instruments, net		$ 3,076	$ (2,426)